Warrants (Details Narrative) - USD ($)		6 Months Ended
	Feb. 11, 2021	Jun. 30, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Warrants, description		Each public warrant entitles the holder thereof to purchase one-half (1/2) of one ordinary share at a price of $11.50 per full share, subject to adjustment as described in this prospectus.
Sale of units	4,600,000
Aggregate value of warrants	$ 380,000
Private Placement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share		$ 10.0
Sale of units		270,500
Public Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Price per share		$ 11.50